SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Credit Loss [Abstract]
Accounts receivable	$ 6,123,875	$ 4,015,652
Less : Allowance for credit loss	(567,648)	(249,295)	$ (281,598)
Accounts receivable, net	$ 5,556,227	$ 3,766,357